Financial Derivative Instruments (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Derivative Instruments [Line Items]
Current derivative financial assets	$ 11	$ 13
Noncurrent derivative financial assets	57	15
Current derivative financial liabilities	(8)	(21)
Derivative instruments on energy and marine transport [Member]
Financial Derivative Instruments [Line Items]
Current derivative financial assets	1	0
Current derivative financial liabilities	(3)	(5)
Foreign currency and interest derivative instruments [Member]
Financial Derivative Instruments [Line Items]
Current derivative financial assets	10	13
Noncurrent derivative financial assets	57	15
Current derivative financial liabilities	(5)	(16)
Noncurrent derivative financial liabilities	$ (6)	$ 0